UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/07

Item 1.  Reports to Stockholders.

The Biondo Growth Fund

Semi-Annual Report

July 31, 2007

1-800-672-9152

www.thebiondogroup.com

Distributed by Aquarius Fund Distributors, LLC

Member FINRA/SIPC

Dear Fellow Shareholder,

The Biondo Growth Fund (the “Fund”) was launched on May 3rd, 2006.  The Fund returned 9.98% from its launch date through July 31, 2007, outperforming the Russell 3000 Growth Index’s return of 9.80% by 0.18%.

The Fund’s 1-year return (August 1, 2006 – July 31, 2007) was 12.56%, underperforming the Russell 3000 Growth Index’s return of 19.24% by 6.68%.  For the six months ended July 31, 2007, the Fund has returned 5.66%, outperforming the Russell 3000 Growth Index’s return of 3.60% by 2.06%.

The third quarter has begun and earnings season is in full swing.  To date, many of our holdings have reported and appear to be quite healthy.  In fact, we have experienced some exceptional reactions to earnings reports which have furthered our conviction for growth stocks.

Our outlook for the coming 12-18 months remains healthy for equities.  While economic activity has slowed, we believe the pace is more sustainable going forward.  Several positive factors including solid corporate profits, attractive supply and demand, reasonable valuations and neutral sentiment, should continue to provide a favorable backdrop for equities.

In addition, as a result of the correction and increased volatility this summer, we are using this opportunity to rebalance portfolios to reflect our outlook.  We believe valuations relative to growth prospects are attractive, and continue to be aggressive buyers in both the Healthcare and Technology sectors.

We continue to be pleased by the overwhelming response to the Fund.  Despite the recent market volatility, investors are identifying with our long-term investment philosophy, as new asset flows have been steady.  Thank you for your continued confidence in us and for joining us as shareholders.

Very truly yours,

Joseph P. Biondo

The Russell 3000 Growth Index is a market capitalization index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.    You cannot invest directly in an index.

The S&P 500 Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks representing all major industries.   You cannot invest directly in an index.

The Fund is advised by Biondo Investment Advisors, LLC and is distributed by Aquarius Fund Distributors, LLC, member FINRA/SIPC.  Investors should consider the investment objectives, risks, charges and expenses of The Biondo Growth Fund carefully before investing.  The prospectus contains this and other important information about the fund and should be read carefully before investing. Call 800-672-9152 to receive a full prospectus.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee of future results. The Fund's investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until May 31, 2008, to ensure that the net annual fund operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses such as litigation) will not exceed 1.50% of the Fund, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  The Board of Trustees (the “Board” or “Trustees”) may terminate this expense reimbursement arrangement at any time.  Please review the Fund's prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free 800-672-9152.

                                 0960-0AFD-9/27/2007

The Biondo Growth Fund

PORTFOLIO REVIEW

July 31, 2007 (Unaudited)

The Fund’s performance figures* for the period ending July 31, 2007, compared to its benchmarks:

	Six Months	Year Ended July 31, 2007	Inception** – July 31, 2007
The Biondo Growth Fund – Investor Shares	5.66%	12.56%	9.98%
S&P 500 Total Return Index	2.10%	16.13%	11.00%
Russell 3000 Growth Total Return Index	3.60%	19.24%	9.80%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-800-672-9152.

** Inception date is May 3, 2006.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Healthcare & Healthcare Products	15.5%
Biotechnology	10.7%
Diversified Financial Services	10.1%
Oil & Gas	7.7%
Food & Beverage	6.0%
Insurance	5.1%
Software	4.8%
Banks	4.6%
Computers	4.5%
Electronics	3.9%
Other, Cash & Cash Equivalents	27.1%
100.00%

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
July 31, 2007 (Unaudited)
	Shares			Value
			COMMON STOCKS - 93.6%
			AUTO MANUFACTURERS - 2.8%
	175,000		Ford Motor Co.	$ 1,489,250

			BANKS - 4.6%
	60,000		Commerce Bancorp, Inc.	2,007,000
	27,500		UCBH Holdings, Inc.	452,100
				2,459,100

			BIOTECHNOLOGY - 10.7%
	35,000		Amgen, Inc.*	1,880,900
	100	***	Amgen, Inc., Call @ $55.00, to expire October 2007*	25,500
	30,000		Genentech, Inc.*	2,231,400
	25,000		Genzyme Corp.*	1,576,750
				5,714,550

			COMPUTERS - 4.5%
	18,500		Apple, Inc.*+	2,437,560

			DIVERSIFIED FINANCIAL SERVICES - 10.1%
	10,000		Discover Financial Services	230,500
	45,000		J.P. Morgan Chase & Co.+	1,980,450
	100	***	J.P. Morgan Chase & Co., Call @ $30.00, to expire January 2009*	165,000
	17,500		Morgan Stanley	1,117,725
	25,000		NYSE Group, Inc.*	1,925,500
				5,419,175

			ELECTRONICS - 3.9%
	25,000		Garmin, Ltd.	2,097,500

			FOOD & BEVERAGE - 6.0%
	35,000		Hain Celestial Group, Inc.*	948,150
	20,000		PepsiCo, Inc.	1,312,400
	25,000		Whole Foods Market, Inc.	926,000
				3,186,550
	See accompanying notes to financial statements.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007 (Unaudited)
	Shares			Value
			INSURANCE - 5.1%
	325		Berkshire Hathaway, Inc. Class B*	$ 1,171,300
	17,500		Prudential Financial	1,551,025
				2,722,325

			HEALTHCARE & HEALTHCARE PRODUCTS - 15.5%
	1,000		IDEXX Laboratories, Inc.*	100,260
	17,500		Intuitive Surgical, Inc.*+	3,720,675
	25,000		Johnson & Johnson	1,512,500
	40,000		Medtronic, Inc.	2,026,800
	15,000		Stryker Corp.	936,450
				8,296,685

			LODGING - 3.6%
	12,500		Las Vegas Sands Corp.	1,090,625
	8,500		Wynn Resorts, Ltd.	820,760
				1,911,385

			MEDIA - 2.9%
	60,000		Comcast Corp., Special Class A*	1,570,200

			MISCELLANEOUS MANUFACTURING - 2.4%
	17,500		Ceradyne, Inc.*	1,306,025

			OIL & GAS - 7.7%
	20,000		Dresser-Rand Group, Inc.*	742,000
	22,500		Occidental Petroleum Corp.	1,276,200
	22,500		Schlumberger, Ltd.	2,131,200
				4,149,400

			PHARMACEUTICALS - 2.9%
	65,000		Pfizer, Inc.	1,528,150

			RETAIL - 2.6%
	22,500		Under Armour, Inc.*+	1,381,725

	See accompanying notes to financial statements.

	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	July 31, 2007 (Unaudited)
	Shares			Value

			SOFTWARE - 4.8%
	30,000		Allscripts Healthcare Solutions, Inc.	$ 682,500
	65,000		Microsoft Corp.	1,884,350
				2,566,850

			TELECOMMUNICATIONS - 3.5%
	45,000		Qualcomm, Inc.	1,874,250

			TOTAL COMMON STOCKS (Cost $45,646,966)	50,110,680

			SHORT-TERM INVESTMENTS - 5.5%
	2,928,607		Milestone Treasury Obligation Portfolio - Institutional Class, 5.03%, 8/1/07**
			(Cost $2,928,607)	2,928,607

			TOTAL INVESTMENTS - 99.1% (Cost $48,575,573) (a)	$ 53,039,287
			OTHER ASSETS & LIABILITIES - 0.9%	499,909
			NET ASSETS - 100.0%	$ 53,539,196

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 6,700,840
	Unrealized depreciation (2,237,126)
	Net unrealized appreciation $ 4,463,714

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2007.
***	Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
+	All or a portion of this security has been segregated to cover call options written.

	'See accompanying notes to financial statements.

	The Biondo Growth Fund
	Schedule of Options Written
	July 31, 2007 (Unaudited)

	Number of
	Contracts***		Security, Exercise Price, Expiration Date	Value
	10		Apple, Inc., $150, Call, January 2008	$ 11,700
	25		Intuitive Surgical, Inc., $250, Call, January 2008	34,750
	25		Intuitive Surgical, Inc., $230, Call, September 2007	19,250
	75		Under Armour, Inc., $65, Call, September 2007	21,375
	100		J.P. Morgan Chase & Co., $30, Call, January 2009	165,000
	100		J.P. Morgan Chase & Co., $45, Put, January 2009	57,000
	100		J.P. Morgan Chase & Co., $50, Put, January 2009	84,000

			TOTAL OPTIONS WRITTEN	$ 393,075
			(Premiums received $400,389)

***	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

	See accompanying notes to financial statements.

The Biondo Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2007 (Unaudited)

ASSETS
Investment securities:
At cost	$ 48,575,573
At value	$ 53,039,287
Receivable for securities sold	1,316,016
Dividends and interest receivable	9,817
Receivable for Fund shares sold	4,825
Prepaid expenses and other assets	3,062
TOTAL ASSETS	54,373,007

LIABILITIES
Call options written, at value (premiums received $400,389)	393,075
Payable for investments purchased	351,381
Investment advisory fees payable	41,332
Distribution (12b-1) fees payable	11,760
Transfer agent fees payable	9,052
Custody fees payable	4,470
Fund accounting fees payable	437
Fund shares repurchased	236
Accrued expenses and other liabilities	22,068
TOTAL LIABILITIES	833,811
NET ASSETS	$ 53,539,196

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 48,459,314
Accumulated net investment loss	(115,051)
Accumulated net realized gain from security transactions	723,905
Net unrealized appreciation of investments and written options	4,471,028
NET ASSETS	$ 53,539,196

Shares of beneficial interest outstanding - Investor Class	4,777,088

Net asset value, offering price and redemption price per share (a)	$ 11.21

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

The Biondo Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$ 63,507
Dividends	205,215
TOTAL INVESTMENT INCOME	268,722

EXPENSES
Investment advisory fees	246,090
Distribution (12b-1) fees	61,522
Professional fees	19,892
Accounting services fees	15,912
Administrative services fees	15,743
Transfer agent fees	13,262
Registration fees	13,260
Compliance officer fees	6,630
Printing and postage expenses	4,633
Custodian fees	4,243
Insurance expense	3,316
Trustees' fees and expenses	1,591
Other expenses	1,327
TOTAL EXPENSES	407,421

Fees waived by the Advisor	(37,898)

NET EXPENSES	369,523
NET INVESTMENT LOSS	(100,801)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	674,165
Net change in unrealized appreciation of investments	2,186,602
Net change in unrealized appreciation on options written	7,314
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,868,081

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 2,767,280

See accompanying notes to financial statements.

The Biondo Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Period Ended
	July 31, 2007	January 31,
	(Unaudited)	2007 (a)
FROM OPERATIONS
Net investment income (loss)	$ (100,801)	$ 153,146
Net realized gain from security transactions	674,165	59,973
Net change in unrealized appreciation of investments and written options	2,193,916	2,277,112
Net increase in net assets resulting from operations	2,767,280	2,490,231

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(177,629)
Net decrease in net assets from distributions to shareholders	-	(177,629)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	6,221,633	45,623,058
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	177,629
Payments for shares redeemed	(1,227,721)	(2,341,563)
Redemption fee proceeds	53	6,225
Net increase in net assets from shares of beneficial interest	4,993,965	43,465,349

TOTAL INCREASE IN NET ASSETS	7,761,245	45,777,951

NET ASSETS
Beginning of Period	45,777,951	-
End of Period*	$ 53,539,196	$ 45,777,951
* Includes accumulated net loss income of:	$ (115,051)	$ (14,250)

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	576,650	4,521,822
Shares Reinvested	-	16,982
Shares Redeemed	(112,682)	(225,684)
Net increase in shares of beneficial interest outstanding	463,968	4,313,120

(a) The Biondo Growth Fund commenced operations May 3, 2006.

See accompanying notes to financial statements.

The Biondo Growth Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Six Months
	Ended		Period
	July 31,		Ended
	2007		January 31,
Investor Class	(Unaudited)		2007 (1)
Net asset value,
beginning of period	$ 10.61		$ 10.00

Activity from investment operations:
Net investment income (loss)	(0.02)		0.04
Net realized and unrealized
gain on investments	0.62		0.61
Total from investment operations	0.60		0.65

Paid-in-Capital from
Redemption Fees	0.00	(4)	0.00	(4)

Less distributions from:
Net investment income	-		(0.04)
Total distributions	-		(0.04)

Net asset value, end of period	$ 11.21		$ 10.61

Total return (2)(6)	5.66%		6.53%

Net assets, end of period (000s)	$ 53,539		$ 45,778

Ratio of gross expenses to average
net assets (3)	1.65%	(5)	1.90%	(5)
Ratio of net expenses to average
net assets	1.50%	(5)	1.50%	(5)
Ratio of net investment income (loss)
to average net assets	(0.41)%	(5)	0.63%	(5)

Portfolio Turnover Rate	24%	(6)	8%	(6)

(1) The Biondo Growth Fund commenced operations on May 3, 2006.
(2) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3) Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.
(4) Amount represents less than $0.01 per share.
(5) Annualized.
(6) Not annualized.

See accompanying notes to financial statements.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007 (Unaudited)

1.

ORGANIZATION

The Biondo Growth Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund offers two distinct share classes; the Investor Class and the Shareholder Class.   As of July 31, 2007, no Shareholder Class shares had been sold.   The Fund seeks capital appreciation, which it pursues by investing primarily in equity securities of companies that are believed by the Fund’s investment advisor to have above-average future growth potential relative to their peers.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (Unaudited)

fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund, believes the adoption of SFAS 157 will have no material impact on its financial statements.   However additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (Unaudited)

Options Transactions – The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (Unaudited)

3.  OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the six months ended July 31, 2007, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -
Options written	435	400,389
Options exercised	-	-
Options expired	-	-
Options closed	-	-
Options outstanding, end of period	435	$ 400,389

4.

INVESTMENT TRANSACTIONS

For the six months ended July 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $14,816,354 and $11,322,712 respectively.

5. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Biondo Investment Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50% per annum of the Fund’s average daily net assets for the Investor Class shares.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Investor Class shares are subsequently less than 1.50% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.50% of average daily net assets. If Fund Operating Expenses attributable to the Investor Class shares subsequently exceed 1.50% per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.   As of July 31, 2007, the Advisor has $97,316 of waived expenses that may be recovered no later than January 31, 2010.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares and 1.00% of the average daily net assets attributable to the Shareholder Class shares and is paid to Aquarius Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Investor Class and Shareholder Class shares.   The Distributor is an affiliate GFS.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (Unaudited)

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $22,200 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees collected for the six months ended July 31, 2007 was $1,617.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended July 31, 2007, the Fund incurred expenses of $6,630 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended July 31, 2007, GemCom collected amounts totaling $2,711 for EDGAR and printing services performed.

6.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the six months ended July 31, 2007, the Fund assessed $53 in redemption fees.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007 (Unaudited)

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

As of January 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Permanent book and tax differences, which are due to different book and tax treatments of short-term capital gains, resulted in reclassification for the period ended January 31, 2007 as follows: a decrease in accumulated net realized gains of $10,233 and a decrease in distributions in excess of net investment income of $10,233.

The Biondo Growth Fund

EXPENSE EXAMPLES

July 31, 2007 (Unaudited)

As a shareholder of the Biondo Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Biondo Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 through July 31, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Biondo Growth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Investor Class	Beginning Account Value 2/1/07	Ending Account Value 7/31/07	Expenses Paid During Period 2/1/07 – 7/31/07	Expense Ratio During Period ** 2/1/07- 7/31/07
Actual	$1,000.00	$1,056.60	$7.65*	1.50%

	Beginning Account Value 2/1/07	Ending Account Value 7/31/07	Expenses Paid During Period 2/1/07 – 7/31/07	Expense Ratio During Period ** 2/1/07 – 7/31/07
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50*	1.50%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-672-9152 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-672-9152.

INVESTMENT ADVISOR

Biondo Investment Advisors, LLC

544 Routes 6 & 209, PO Box 909

Milford, Pennsylvania 18337

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/8/07

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/07